RECONCILIATION OF FINANCIAL STATEMENTS AND FORM 5500 - Reconciliation Of Notes Receivable From Participants (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Notes receivable from participants	$ 146,091,270	$ 125,855,112
Loans deemed as distribution for the purpose of financial statements	0	24,587,250
Deemed distributions during the year for Form 5500 purposes	0	(24,225,939)
Notes receivable from participants per Form 5500	$ 146,091,270	$ 126,216,423